Common Stock Repurchased (Detail) (USD $) In Thousands, except Share data	6 Months Ended
Jun. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Purchased	203,019
Extended Amount	$ 5,581
Period 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchase Period Start Date	Jan. 01, 2011
Stock Repurchase period End Date	Jan. 31, 2011
Shares Purchased	199,510
Average Price Paid per Share	$ 27.45
Extended Amount	5,476
Period 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchase Period Start Date	Feb. 01, 2011
Stock Repurchase period End Date	Feb. 28, 2011
Period 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchase Period Start Date	Mar. 01, 2011
Stock Repurchase period End Date	Mar. 31, 2011
Shares Purchased	1,374
Average Price Paid per Share	$ 28.22
Extended Amount	39
Period 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchase Period Start Date	Apr. 01, 2011
Stock Repurchase period End Date	Apr. 30, 2011
Shares Purchased	426
Average Price Paid per Share	$ 29.72
Extended Amount	13
Period 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchase Period Start Date	May 01, 2011
Stock Repurchase period End Date	May 31, 2011
Shares Purchased	1,065
Average Price Paid per Share	$ 30.80
Extended Amount	33
Period 6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchase Period Start Date	Jun. 01, 2011
Stock Repurchase period End Date	Jun. 30, 2011
Shares Purchased	644
Average Price Paid per Share	$ 30.90
Extended Amount	$ 20